Business Segmental Data (Tables)	12 Months Ended
Mar. 31, 2018
Business Segmental Data
Schedule of Segment by Geographical Areas
	Year ended March 31
	2018	2017	2016
	(in thousands)
Revenue by region of domicile of Group’s operation
India	$98,073	$121,966	$159,855
Europe	27,028	25,686	34,209
North America	1,244	2,549	14,622
Rest of the world	134,908	102,793	65,742
Total Revenue	$261,253	$252,994	$274,428

	Year ended March 31
	2018	2017	2016
	(in thousands)
Revenue by region of domicile of customer’s location
India	$109,986	$129,251	$158,843
Europe	7,739	7,695	24,367
North America	5,147	10,132	19,865
Rest of the world	138,381	105,916	71,353
Total Revenue	$261,253	$252,994	$274,428

	Total	India	North America	Europe	Rest of the World
	(in thousands)
Non-current assets(*)
As of March 31, 2018	$1,032,736	$354,843	$7	$18,678	$659,208
As of March 31, 2017	$938,669	$386,921	$13	$24,620	$527,115